11 Related-Party Balances and Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2015
Disclosure of transactions between related parties [line items]
Accounts receivable, current	R$ 168,054	R$ 192,906	R$ 696,283
Accounts receivable, noncurrent	638,591	657,990
Total receivables from shareholders	806,645	850,896
Interest on capital payable to related parties	116,180	401,963
Reimbursement for benefits GESP 2015 [member]
Disclosure of transactions between related parties [line items]
Accounts receivable, current	75,377	68,888
Accounts receivable, noncurrent	634,288	647,107
Sanitation services [member]
Disclosure of transactions between related parties [line items]
Accounts receivable, current	109,078	131,851
Total receivables from shareholders	74,254	103,317
Allowance for losses [member]
Disclosure of transactions between related parties [line items]
Accounts receivable, current	(39,127)	(39,417)
Reimbursement for retirement and pension benefits paid [member]
Disclosure of transactions between related parties [line items]
Accounts receivable, current	22,726	31,584
Total receivables from shareholders	732,391	747,579
Agreement for the installment payment of sanitation services [member]
Disclosure of transactions between related parties [line items]
Accounts receivable, noncurrent	R$ 4,303	R$ 10,883